Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions
24	Related party transactions

Save as disclosed elsewhere in these consolidated financial statements, there were no transactions nor balances with related parties as of and for the years ended December 31, 2021, 2022 and 2023.